Trade and other receivables (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets [Line Items]
Trade	$ 335,988,000		$ 343,959,000
Egypt insurance recovery	0	$ 60,000,000	50,000,000
Value-added and other tax receivables	22,903,000		44,408,000
Other	53,109,000		50,354,000
Trade and other receivables	$ 412,000,000		488,721,000
Methanex
Assets [Line Items]
Egypt insurance recovery		$ 30,000,000	$ 25,000,000